Taxation (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes [Abstract]
Profit before income tax expense	[1]	$ 864,207	$ 909,519
Thailand income tax statutory rate		20.00%	20.00%
Income tax at statutory tax rate		$ 172,841	$ 181,904
Permanent differences		69,996	(93,431)
Income tax expense		$ 242,837	$ 88,473

[1]	This amount represents assessable profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.